UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     November 14, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $103,280 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL RLTY TR          COM              02607P305     1276    89859 SH       SOLE                        0        0    89859
APOLLO INVT CORP               COM              03761U106     2661   134400 SH       SOLE                        0        0   134400
BANK OF AMERICA CORPORATION    COM              060505104     1679    39883 SH       SOLE                        0        0    39883
CIENA CORP                     NOTE  3.750% 2/0 171779AA9    19537 21351000 PRN      SOLE                        0        0 21351000
COHEN & STEERS INC             COM              19247A100     2205   110250 SH       SOLE                        0        0   110250
CRAY RESH INC                  SDCV  6.125% 2/0 225224AA2        5    10000 PRN      SOLE                        0        0    10000
EXTRA SPACE STORAGE INC        COM              30225T102     1339    87054 SH       SOLE                        0        0    87054
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108      162    15908 SH       SOLE                        0        0    15908
GENERAL ELEC CO                COM              369604103      312     9268 SH       SOLE                        0        0     9268
GLADSTONE COML CORP            COM              376536108     1566    93281 SH       SOLE                        0        0    93281
GLADSTONE INVT CORP            COM              376546107      426    29001 SH       SOLE                        0        0    29001
HEWLETT PACKARD CO             NOTE        10/1 428236AC7       31    55000 PRN      SOLE                        0        0    55000
HOME DEPOT INC                 COM              437076102      210     5514 SH       SOLE                        0        0     5514
HUMAN GENOME SCIENCES INC      NOTE  5.000% 2/0 444903AF5       98   100000 PRN      SOLE                        0        0   100000
INTERNATIONAL BUSINESS MACHS   COM              459200101      200     2490 SH       SOLE                        0        0     2490
MAGNA ENTMT CORP               NOTE  7.250%12/1 559211AC1    19439 18507000 PRN      SOLE                        0        0 18507000
MCG CAPITAL CORP               COM              58047P107     2250   133376 SH       SOLE                        0        0   133376
OVERSTOCK COM INC DEL          NOTE  3.750%12/0 690370AB7      194   250000 PRN      SOLE                        0        0   250000
PMC COML TR                    SH BEN INT       693434102     1017    75728 SH       SOLE                        0        0    75728
QUANTA SVCS INC                NOTE  4.000% 7/0 74762EAA0       29    30000 PRN      SOLE                        0        0    30000
SAFEGUARD SCIENTIFICS INC      DBCV  2.625% 3/1 786449AG3    19047 27440000 PRN      SOLE                        0        0 27440000
SPACEHAB INC                   NOTE  8.000%10/1 846243AC7    25653 28816000 PRN      SOLE                        0        0 28816000
TECHNOLOGY INVT CAP CORP       COM              878717305     3505   221956 SH       SOLE                        0        0   221956
U STORE IT TR                  COM              91274F104      439    21650 SH       SOLE                        0        0    21650